Other Accounts Receivable and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expense and Other Assets [Abstract]
Government authorities	$ 5,355	$ 6,263
Deferred charges and prepaid expenses	4,624	5,158
Deposits receivable	3,436	2,750
Advances to suppliers	1,626	963
Other	1,374	1,437
Other accounts receivable and prepaid expenses, Total	$ 16,415	$ 16,571